AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 9.3%
$625,000	United States Treasury Bill 0.000%, 5/27/2021	$624,832
	TOTAL U.S. TREASURY BILLS
	(Cost $624,797)	624,832
	U.S. TREASURY NOTES — 33.6%
	United States Treasury Note
625,000	2.125%, 1/31/2021	625,914
1,000,000	2.250%, 2/15/2021	1,002,406
625,000	1.250%, 3/31/2021	626,668
	TOTAL U.S. TREASURY NOTES
	(Cost $2,253,562)	2,254,988

Number of Shares
	SHORT-TERM INVESTMENTS — 24.5%
1,641,631	Fidelity Investments Money Market Government Portfolio - Class I, 0.01%[1]	1,641,631
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,641,631)	1,641,631
	TOTAL INVESTMENTS — 67.4%
	(Cost $4,519,990)	4,521,451
	Other Assets in Excess of Liabilities — 32.6%	2,183,922
	TOTAL NET ASSETS — 100.0%	$6,705,373

[1]	The rate is the annualized seven-day yield at period end.

AXS Alternative Growth Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Notional Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
41	S&P 500 E-Mini	March 2021	$7,529,109	$7,685,040	$155,931
TOTAL FUTURES CONTRACTS			$7,529,109	$7,685,040	$155,931

AXS Alternative Growth Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

SWAP CONTRACT
TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	AXS Alternative Growth Fund Custom Basket[2]	Receive	0.50% of Notional Value	June 1, 2023	$12,691,166	$(868,563)
TOTAL SWAP CONTRACT						$(868,563)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Alternative Growth Fund Limited.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Number of				Unrealized
Long		Expiration	Notional	Appreciation
Contracts	Description	Date	Value	(Depreciation)
41	Eurodollar	Jun-23	$10,226,552	$2,902
38	2 year Euro-Schatz	Mar-21	5,153,898	(2,897)
30	3 month Sterling	Mar-22	5,091,440	1,789
15	Eurodollar	Sep-21	3,669,120	183
18	Three Month Canadian Bankers Acceptance Future	Jun-22	3,461,405	2,284
13	Eurodollar	Dec-21	3,315,804	610
14	2 year US Treasury Notes	Mar-21	3,198,020	1,780
20	10 year US Treasury Notes	Mar-21	2,715,127	3,595
20	5 year US Treasury Notes	Mar-21	2,471,997	3,632
21	10 year Australian Treasury Bond Future	Mar-21	2,373,406	6,693
13	3 month Sterling	Sep-22	2,186,918	(77)
9	Three Month Canadian Bankers Acceptance Future	Sep-21	1,836,911	844
18	3 year Australian Treasury Bond	Mar-21	1,646,935	711
8	90 Day Bank Accepted Bill Future	Dec-21	1,540,304	399
6	90 Day Bank Accepted Bill Future	Sep-21	1,150,322	413

Number of				Unrealized
Short		Expiration	Notional	Appreciation
Contracts	Description	Date	Value	(Depreciation)
(23)	Three Month Canadian Bankers Acceptance Future	Mar-21	$4,393,988	$(2,215)
(20)	3 month Sterling	Mar-21	3,470,543	(914)
(17)	90 Day Bank Accepted Bill Future	Mar-21	3,226,581	(458)
(13)	Euro-BUND	Mar-21	2,836,409	(12,699)
(13)	3 month Sterling	Dec-21	2,188,243	(1,503)
(1)	10 year Japanese Government Bond	Mar-21	1,793,477	1,644
(4)	3 month Euro (EURIBOR)	Mar-21	1,156,048	(56)

OPTIONS ON CURRENCY						Unrealized
			Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
	Call	USD/EUR	Jan-21	$1.23	$3,639,322	$20,593
	Put	JPY/USD	Feb-21	97.50	3,442,679	212
	Call	GBP/EUR	Feb-21	0.98	3,031,255	50
	Put	NOK/EUR	Mar-21	10.20	2,482,181	15,586
	Call	XAG/USD	Jul-21	29.40	1,631,282	617
	Put	USD/GBP	Mar-21	1.15	1,548,648	-
	Call	USD/EUR	Feb-21	1.29	1,517,201	393
	Put	JPY/USD	Jan-21	97.00	1,468,085	(2,857)
	Call	HKD/USD	Jan-21	7.80	1,420,800	82
	Call	NOK/EUR	Mar-21	12.15	1,379,493	2
	Put	JPY/USD	Feb-21	93.50	1,376,082	-
	Put	JPY/EUR	Jan-21	118.50	1,355,292	-
	Call	CAD/USD	Mar-21	1.45	1,315,638	-

Written
	Call	USD/EUR	Jan-21	$1.23	$3,639,322	$(20,593)
	Put	JPY/USD	Feb-21	97.50	3,442,679	(212)
	Call	GBP/EUR	Feb-21	0.98	3,031,255	(50)
	Put	NOK/EUR	Mar-21	10.20	2,482,181	(15,586)
	Put	JPY/USD	Mar-21	97.50	1,700,565	(524)
	Put	USD/GBP	Mar-21	1.15	1,548,648	-
	Call	USD/EUR	Feb-21	1.29	1,517,201	(393)
	Put	JPY/USD	Jan-21	97.00	1,468,085	-
	Call	NOK/EUR	Mar-21	12.15	1,379,493	(2)
	Put	JPY/USD	Feb-21	93.50	1,376,082	-
	Put	JPY/EUR	Jan-21	118.50	1,355,292	-
	Call	CAD/USD	Mar-21	1.45	1,315,638	-

OPTIONS ON FUTURES CONTRACTS						Unrealized
			Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
	Call	Eurodollar	Jun-21	$100.00	$4,747,465	$237
	Call	Eurodollar	Jun-21	99.88	2,465,596	278

Written
	Call	1 Year Midcurve on 3-Month Sterling Option	Mar-21	$100.13	$(2,226,221)	$(56)

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

USD - U.S. Dollar

XAG - Silver

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.